Joint Ventures - Summarized Balance Sheet of Joint Ventures (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and cash equivalents	$ 20,029,506	$ 18,931,215
Total current assets	30,251,775	32,975,573
Total assets	38,121,496	47,268,053
Shareholders' Equity
Additional paid-in capital	4,225,265	4,225,265
Accumulated losses	1,341,547	1,449,963
Total MGO stockholder's equity	18,215,410	16,410,375	$ 21,790,068	$ 3,901,337
Liabilities
Payables to related party		507,047
Accounts payable and accrued expenses	1,730,308	1,740,615
Total current liabilities	19,641,525	25,131,849
Total liabilities	19,906,086	30,857,678
Total shareholders' equity and liabilities	38,121,496	$ 47,268,053
BH Cape Holdings
Assets
Cash and cash equivalents	365,152
Other current assets	2,937,096
Total current assets	3,302,248
Total assets	3,302,248
Shareholders' Equity
Additional paid-in capital	3,923,827
Accumulated losses	(1,718,800)
Total MGO stockholder's equity	2,205,027
Liabilities
Accounts payable and accrued expenses	1,097,221
Total current liabilities	1,097,221
Total liabilities	1,097,221
Total shareholders' equity and liabilities	$ 3,302,248